Onerous Contract Provisions	9 Months Ended
Sep. 30, 2020
Onerous Contracts Provision [Abstract]
Onerous Contract Provisions

21. ONEROUS CONTRACT PROVISIONS

Total
As at December 31, 2019	63
Liabilities Settled	(14)
Change in Assumptions	5
Change in Discount Rate	(5)
Unwinding of Discount on Onerous Contract Provisions	2
As at September 30, 2020	51
Less: Current Portion	18
Long-Term Portion	33

The provision for onerous contracts relates to the non-lease components of the Company’s real estate contracts consisting of operating costs and unreserved parking. The provision represents the present value of the difference between the future payments that Cenovus is obligated to make under the non-cancellable contracts and the estimated sublease recoveries, discounted at a credit-adjusted risk-free rate between 6.0 percent and 7.4 percent. The onerous contract provision is expected to be settled in periods up to and including the year 2040. The estimate may vary as a result of changes in the use of the leased office space and sublease arrangements, where applicable.